Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Stock Option Plans Activity

	2011		2010		2009
	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price	Shares	Weighted - Average Exercise Price
Number of shares under option:
Outstanding at beginning of year	983	$29.14	1,060	$21.95	1,299	$20.80
Granted	560	$42.34	242	$41.43	—	—
Exercised	(387)	$20.96	(319)	$14.60	(239)	$15.69
Canceled	—	—	—	—	—	—

Outstanding at end of year	1,156	$38.26	983	$29.14	1,060	$21.95

Options exercisable at end of year	354	$29.67	741	$25.12	1,060	$21.95

Summary Of Stock Options Outstanding

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable	Weighted- Average Exercise Price

$25.00 - $30.00	201	0.7 years	$28.86	201	$28.86
30.01 - 35.00	153	0.2 years	$30.73	153	$30.73
35.01 - 40.00	—	—	—	—	—
40.01 - 42.34	802	9.1 years	$42.07	—	—

$25.00 - $42.34	1,156	6.5 years	$38.26	354	$29.67

Schedule Of Grant Date Fair Value Black-Scholes Option-Pricing Model Assumptions

	2011	2010

Exercise price	$42.34	$41.43
Expected dividend yield	3.42%	3.48%
Expected stock price volatility	49.40%	50.58%
Risk-free interest rate	2.39%	2.75%
Expected life (in years)	6.5	6.5

RSU [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Nucor's Restricted Stock Unit Activity

	2011		2010		2009
		Grant Date		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Restricted stock units:
Unvested at beginning of year	1,203	$49.96	1,464	$54.69	1,139	$67.67
Granted	490	$42.34	462	$43.05	1,147	$43.91
Vested	(713)	$50.04	(709)	$55.24	(805)	$57.58
Canceled	(18)	$46.06	(14)	$49.52	(17)	$60.44

Unvested at end of year	962	$46.09	1,203	$49.96	1,464	$54.69

Shares reserved for future grants (stock options and RSUs)	13,695		14,777		15,878

AIP And LTIP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Summary Of Nucor's Restricted Stock Unit Activity

	2011		2010		2009
		Grant Date		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value
Restricted stock awards and units:
Unvested at beginning of year	141	$44.62	240	$50.75	375	$61.57
Granted	118	$46.41	131	$44.82	256	$32.16
Vested	(165)	$47.13	(230)	$51.13	(391)	$48.96
Canceled	—	—	—	—	—	—

Unvested at end of year	94	$42.46	141	$44.62	240	$50.75

Shares reserved for future grants	1,482		1,600		1,731